Liquidity and Going Concern Considerations (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Sep. 30, 2023
Liquidity and Going Concern Considerations [Line Items]
Net loss	$ (1,794,164)	$ (3,662,596)
Operating activities	(2,647,927)	$ (3,370,049)
Accumulated deficit	(16,676,901)			$ (14,835,585)
Working capital deficit	722,821
Cash	2,087,081
Deferred revenue	2,751,584			3,988,699
Short-term loan	34,071			33,717
Long-Term Debt	$ 3,240,863			$ 3,207,237
Forecast [Member]
Liquidity and Going Concern Considerations [Line Items]
Cash			$ 400